Finance Cost	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
FINANCE COST
16.	Finance Cost

As at December 31,	2025	2024
Interest expense – deferred revenue	$2,562	$-
Interest expense – loans and borrowings	2,367	4,795
Amortisation of finance costs related to loans and borrowings	653	100
Other	155	175
	$5,737	$5,070

Information regarding the Company’s project financing is detailed in Note 11.